Intangible assets and goodwill (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Composition Of Goodwill By Segment [Abstract]
Banking	R$ 5,083,686	R$ 4,651,347
Insurance	492,382	293,966
Total	R$ 5,576,068	R$ 4,945,313